Consolidated Statements of Cash Flows - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Loss for the Period	€ (42,667,529)	€ (29,484,611)	€ (45,630,059)
Adjustments for:
Depreciation & amortization of property and equipment, right-of-use assets and intangible assets	567,780	596,597	669,434
Net finance income	(2,240,566)	(2,753,255)	(2,004,757)
Share-based payment expense	3,414,489	6,044,356	4,332,205
Net foreign exchange differences	413,017	385,359	111,606
Changes in:
Financial assets from government grants	732,971	(732,971)
Other assets	7,825,182	(3,308,485)	(7,094,467)
Employee benefits	297,518	(64,024)	(3,290)
Other liabilities	2,738,164	9,403	19,863
Liabilities from government grants received	(6,209,266)	(2,090,734)	8,300,000
Trade and other payables	6,986,824	(3,586,706)	316,112
Inventories	(11,367,807)
Interest received	1,732,284	1,287,200	1,070,235
Interest paid	(36,025)	(44,946)	(23,633)
Net cash used in operating activities	(37,812,966)	(33,742,817)	(39,936,751)
Investing activities
Purchase of intangible assets and property and equipment	(81,100)	(162,391)	(37,778)
Purchase of current and non-current financial assets	(104,051,972)	(64,474,543)	(97,516,417)
Proceeds from the maturity of current financial assets	86,436,456	83,995,029	71,603,310
Net cash from/ (used in) investing activities	(17,696,616)	19,358,095	(25,950,885)
Financing activities
Proceeds from issuance of ordinary shares	56,483,929	2,349,624	65,142,549
Transaction costs from issuance of ordinary shares	(3,360,626)	(47,735)	(4,219,222)
Proceeds from exercise of share options	236,943		1,014,583
Repayment of lease liabilities	(373,977)	(364,430)	(360,644)
Net cash from financing activities	52,986,269	1,937,459	61,577,266
Net decrease in cash and cash equivalents	(2,523,313)	(12,447,262)	(4,310,369)
Effect of exchange rate changes on cash and cash equivalents	(974,099)	2,462,622	4,591,683
Cash and cash equivalents at beginning of period	16,265,355	26,249,995	25,968,681
Cash and cash equivalents at end of period	€ 12,767,943	€ 16,265,355	€ 26,249,995